Securian Funds Trust

Supplement dated February 6, 2015 to the Prospectus of Securian Funds Trust dated May 1, 2014

The text on page 19, under the caption “SFT Advantus International Bond Fund: Management,” is replaced by the following:

SFT Advantus International Bond Fund: Management

The Fund is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Franklin Advisers, Inc. (Franklin). The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Michael J. Hasenstab, Ph. D. Executive Vice President, Portfolio Manager and Chief Investment Officer, Global Bonds Franklin Templeton Fixed Income Group	January 1, 2008
Christine Zhu Portfolio Manager and Quantitative Research Analyst Franklin Templeton Fixed Income Group	May 1, 2014

The text on page 42, under the caption “SFT Ivy® Growth Fund: Management,” is replaced by the following:

SFT Ivy® Growth Fund: Management

The Fund is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Waddell & Reed Investment Management Company (WRIMCO). ‘Ivy’ is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of WRIMCO. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
Daniel P. Becker, Senior Vice President, WRIMCO	May 1, 2014
Phillip J. Sanders Senior Vice President and Chief Investment Officer, WRIMCO	May 1, 2014

Please retain this supplement for future reference.

F82780 2-2015

The text relating to SFT Advantus International Bond Fund on page 98, under the caption “Portfolio Managers,” is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Advantus International Bond	Michael J. Hasenstab, Ph. D. Executive Vice President, Portfolio Manager and Chief Investment Officer, Global Bonds Franklin Templeton Fixed Income Group	January 1, 2008	Executive Vice President and Chief Investment Officer, Global Bonds, Franklin Templeton Fixed Income Group; Senior Vice President, Franklin, 2007-2014; Portfolio Manager/Research Analyst, Franklin, since 2001
	Christine Zhu Portfolio Manager and Quantitative Research Analyst Franklin Templeton Fixed Income Group	May 1, 2014	Portfolio Manager and Quantitative Research Analyst since 2007, Franklin Templeton Fixed Income Group

The text relating to SFT Ivy® Growth Fund on page 99, under the caption “Portfolio Managers,” is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Ivy® Growth Fund	Daniel P. Becker Senior Vice President, WRIMCO	May 1, 2014	Portfolio Manager, Waddell & Reed Advisors Vanguard Fund since July, 1997; Portfolio Manager, Ivy Large Cap Growth Fund since June, 2000; Co-portfolio manager of the large cap growth product suite since July 2006, comprising institutional accounts, Waddell & Reed Advisors Vanguard Fund, Ivy Large Cap Growth Fund and Ivy Funds VIP Growth.
	Phillip J. Sanders Senior Vice President and Chief Investment Officer, WRIMCO	May 1, 2014	Portfolio Manager, Ivy Funds VIP Growth (formerly W&R Target Funds Growth Portfolio) since January, 1997. Portfolio Manager, Waddell & Reed Advisors Vanguard Fund since July, 1997; Portfolio Manager, Ivy Large Cap Growth Fund since June, 2000; Co-portfolio manager of the large cap growth product suite since July, 2006, comprising institutional accounts, Waddell & Reed Advisors Vanguard Fund, Ivy Large Cap Growth Fund and Ivy Funds VIP Growth.